Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Trade and Other Payables

Million US dollar	31 December 2020	31 December 2019
Indirect taxes payable	252	174
Trade payables	98	237
Deferred consideration on acquisitions	1 082	1 418
Other payables	90	113

Non-current trade and other payables	1 522	1 943
Trade payables and accrued expenses	15 898	15 876
Payroll and social security payables	800	736
Indirect taxes payable	2 629	2 708
Interest payable	1 625	1 679
Consigned packaging	1 010	1 106
Dividends payable	427	338
Deferred income	27	21
Deferred consideration on acquisitions	301	221
Other payables	249	179

Current trade and other payables	22 965	22 864